Description of the Business - 2023 Reverse Stock Split - Additional Information (Detail)	Oct. 12, 2023
Nature Of Operations [Line Items]
Reverse stock ratio	0.04
Reverse stock split description	Reverse Split, every 25 shares of the Company’s old common stock were converted into one share of the Company’s new common stock